Interest-Bearing Liabilities - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Interest Bearing Liabilities [Line Items]
Borrowings	kr 32,703	kr 38,041
Weighted average yield percent	2.788%
Subsidiaries [Member] | Short-term borrowings [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Average Borrowings	kr 36,100	(39,900)
Borrowings	kr 300	kr 700
Parent company funding [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Weighted average interest rate of long term debt	4.35%	(5.88%)